Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Fixed maturities, available for sale at amortized cost	$ 24,903	$ 21,820
Equity securities, available for sale at cost	489	340
Unrealized gains (losses) included in Balance Sheet line items related to the impact of unrealized gains on securities	$ 294	$ 721
Common Stock, par value (USD per share)	$ 12.50	$ 12.50
Common Stock, shares authorized	1,200,000	1,200,000
Common Stock, shares issued	201,000	201,000
Common Stock, shares outstanding	201,000	201,000
Deferred policy acquisition costs [Member]
Unrealized gains (losses) included in Balance Sheet line items related to the impact of unrealized gains on securities	$ (233)	$ (525)
Annuity benefits accumulated [Member]
Unrealized gains (losses) included in Balance Sheet line items related to the impact of unrealized gains on securities	$ (64)	$ (112)